CONSOLIDATED STATEMENTS OF CASH FLOWS - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Loss before income tax	$ (6,585,626)	$ (10,543,658)	$ (16,582,877)
Depreciation and amortization	1,326,811	2,078,762	3,174,784
Impairment loss of trade receivables	14,390	58,932	11,052
Provision for inventories obsolescence	(9,439)	(17,671)	799,871
Loss / (gain) on disposal of subsidiaries	(1,998,269)	28,990
Gain on disposal on plant and equipment			(212,195)
Plant and equipment written off		110
Provision for impairment loss on intangible assets		3,459,340
Development projects written off		930,356
Provision for impairment loss of goodwill			4,486,301
Net cash (outflows) / inflows from changes in working capital	(719,193)	(2,186,276)	1,783,050
Net cash used in operating activities	(7,971,326)	(6,191,115)	(6,540,014)
Capital injection from minority shareholders	542,887	1,920,153
Payments for acquisition of plant and equipment	(71,109)	(7,236,260)	(1,223,028)
Payments for other assets - equipment deposits	(11,459,195)
Payments for intangible assets	(624,095)		(7,283)
Payments for development projects		(125,520)	(598,306)
Payments for investment in financial assets	(500,000)
Disposal of subsidiaries, net of cash disposed of	(32,927)	855,506
Net cash used in investing activities	(12,144,439)	(4,586,121)	(1,828,617)
Advances from of amounts due to related companies		840,509	3,954,640
Advance from other liabilities		211,567	2,610,091
Advance from / (repayment) to holding company	(562,201)		501,343
Fair value change in derivative financial instruments	842,463	(2,312,197)	(127,551)
Interest income from ultimate holding company			(115,678)
Interest received from ultimate holding company			18,714
Interest accrued for lease liabilities	28,371	32,526	109,675
Finance costs for convertible bonds	1,895,371	1,693,890	1,316,702
Interest paid for convertible bonds		(185,469)	(209,392)
Proceeds from bank borrowings			930,334
Repayment of bank borrowings			(840,285)
Repayment for convertible bonds		(4,668,195)
Payment of lease liabilities	(138,156)	(320,851)	(573,010)
Proceeds from issuance of convertible promissory notes		4,913,100
Net Proceeds from issuance of ordinary shares	16,054,409	13,187,968
Net cash provided by financing activities	18,120,257	13,392,848	7,575,583
Net increase / (decrease) in cash and cash equivalents	(1,995,508)	2,615,612	(793,048)
Effect of exchange rate changes on cash and cash equivalents	76,191	(254,770)	619,705
Cash and cash equivalents at the beginning of financial year	2,194,084	(166,758)	6,585
Cash and cash equivalents at the end of financial year	274,767	2,194,084	(166,758)
Cash and bank balances	274,767	2,194,084	735,724
Bank overdraft			$ (902,482)